Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Advertising and promotion expense	$ 3,679,000	$ 2,905,000	$ 3,431,000
Impairment charge	0	0	0
Carrying value of inventory	$ 3,000,000	$ 2,800,000